Property and equipment (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Property and Equipment
Leasehold Improvements					$ 966,192
Depreciation Expenses	$ 747,765	$ 841,959	$ 2,510,132	$ 2,011,802